FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 3,580,227	$ 3,141,828
Restricted cash	964,884	1,523,761
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	4,117,647	5,255,073
Marketable securities	3,580,227	3,141,828
Restricted cash	1,146,077	1,624,550
Security deposits payable	882,615	1,343,671
Mortgage	5,298,610	5,467,111
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	4,117,647	5,255,073
Marketable securities	3,580,227	3,141,828
Restricted cash	1,146,077	1,624,550
Security deposits payable	882,615	1,343,671
Mortgage	$ 5,298,610	$ 4,939,149